Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]:
Voyage revenue	$ 386,155	$ 382,155	$ 353,151
EXPENSES [Abstract]:
Voyage expenses	(5,533)	(4,218)	(2,076)
Voyage expenses-related parties	(2,873)	(2,877)	(410)
Vessels' operating expenses	(112,462)	(110,359)	(102,771)
Charter agreement early termination fee	0	0	(9,500)
General and administrative expenses	(3,045)	(3,958)	(1,065)
General and administrative expenses-related parties	(1,000)	(1,000)	(159)
Management fees-related parties	(15,171)	(15,349)	(11,256)
Amortization of drydocking and special survey costs	(8,179)	(8,139)	(8,465)
Depreciation	(80,333)	(78,803)	(70,887)
Gain (loss) on sale/disposal of vessels, net	(2,796)	13,077	9,588
Foreign exchange gains (losses)	110	133	(273)
Operating income	154,873	170,662	155,877
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	1,495	477	1,449
Interest and finance costs	(74,734)	(75,441)	(71,949)
Other	(43)	603	306
Gain (loss) on derivative instruments	(462)	(8,709)	(4,459)
Total other income (expenses)	(73,744)	(83,070)	(74,653)
Net Income	$ 81,129	$ 87,592	$ 81,224
Earnings per common share, basic and diluted	$ 1.2	$ 1.45	$ 1.65
Weighted average number of shares, basic and diluted	67,612,842	60,300,000	49,113,425